Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents and Fixed Deposits Held at Banks
(a)	Cash and cash equivalents and fixed deposits held at banks comprise:

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000
Deposits with banks within three months to maturity when placed	360,000	360,000	55,331
Cash at banks and in hand	536,799	391,612	60,190

Cash and cash equivalents in the consolidated statement of financial position and consolidated statement of cash flows	896,799	751,612	115,521
Fixed bank deposits with maturity periods over three months	290,000	290,000	44,572
Pleged bank deposits	32,100	35,200	5,410

	1,218,899	1,076,812	165,503

Pledged Bank Deposits, Fixed Bank Deposits with Maturity Period Over Three Months and Bank Balances Carried Fixed Interest Rate

The pledged bank deposits, fixed bank deposits with maturity period over three months and bank balances carried fixed interest at the end of the reporting period as follows:

	2016	2017
Range of interest rates (per annum)	0.35% - 1.55%	0.35% - 1.55%

Pledged Bank Deposits, Fixed Bank Deposits with Maturity Period Over Three Months and Bank Balance Denominated in Currencies Other than the Functional Currencies

The pledged bank deposits, fixed bank deposits with maturity period over three months and bank balances that are denominated in currencies other than the functional currencies of the relevant group entities are set out below:

	2016	2017	2017
	RMB’000	RMB’000	US$’000

US$	1,409	6,312	970
Hong Kong Dollar (“HK$”)	44	27	4

Reconciliation of Liabilities Arising From Financing Activities

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Bank borrowings	Amlount due to a shareholder	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Balance at January 1, 2017	558,000	1,398	559,398	85,978
Changes from financing cash flows
New bank borrowings raised	558,000	—	558,000	85,763
Repayment of bank borrowings	(558,000)	—	(558,000)	(85,763)
Advance from a shareholder	—	10,149	10,149	1,560
Repayment to a shareholder	—	(2,805)	(2,805)	(431)

Total changes from financing cash flows	—	7,344	7,344	1,129

Balance at December 31, 2017	558,000	8,742	566,742	87,107